Investment securities	12 Months Ended
Dec. 31, 2022
Investment securities (old to delete)
17 Investment securities
end of	2022	2021
Investment securities (CHF million)
Debt securities held-to-maturity	921	0
Debt securities available-for-sale	797	1,005
Total investment securities	1,718	1,005
Investment securities by type
	2022						2021
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	921		0	0	40	881	0	0	0	0	0
Debt securities held-to-maturity	921	[1]	0	0	40	881	0	0	0	0	0
Swiss federal, cantonal or local government entities	2		0	0	0	2	2	0	0	0	2
Corporate debt securities	951		0	0	156	795	1,011	0	0	8	1,003
Debt securities available-for-sale	953	[2]	0	0	156	797	1,013	0	0	8	1,005
1
Excluded accrued interest on debt securities held-to-maturity of CHF 10 million as of December 31, 2022, with no related allowance for credit losses. Accrued interest was reported in other assets in the consolidated balance sheet.

2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million as of December 31, 2022. Accrued interest was reported in other assets in the consolidated balance sheet.
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Unrealized losses on debt securities as of December 31, 2022 relate to twelve debt security positions held for liquidity purposes. The Group does not intend to sell these investments nor is it more likely than not that the Group will be required to sell these securities before the recovery of their amortized cost basis, which may be at maturity. Management determined that the unrealized losses on these debt securities were attributable to changes in market valuation driven by interest rate movements and not to credit-related factors. As a result, no impairment charges were recorded in the consolidated statements of operations.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” for further information on debt securities held-to-maturity.
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2022	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	44	0	629
Realized gains	0	0	42
Realized losses	(6)	0	0
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
2022 (CHF million)
Due within 1 year	0		0	0.00	19		19	0.89
Due from 1 to 5 years	921		881	3.94	237		210	0.33
Due from 5 to 10 years	0		0	0.00	697		568	0.36
Total debt securities	921	[1]	881	3.94	953	[2]	797	0.36
1 Excluded accrued interest on debt securities held-to-maturity of CHF 10 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million.
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in AOCI. Subsequent improvements in the estimated credit losses are recorded in the consolidated statement of operations as a reduction in provision for credit losses. A security is written off when a determination is made that the security is uncollectible. As of the end of 2022 and 2021, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
16 Investment securities
end of	2022	2021
Investment securities (CHF million)
Debt securities held-to-maturity	921	0
Debt securities available-for-sale	796	1,003
Total investment securities	1,717	1,003
Investment securities by type
	2022						2021
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	921		0	0	40	881	0	0	0	0	0
Debt securities held-to-maturity	921	[1]	0	0	40	881	0	0	0	0	0
Corporate debt securities	952		0	0	156	796	1,011	0	0	8	1,003
Debt securities available-for-sale	952	[2]	0	0	156	796	1,011	0	0	8	1,003
1
Excluded accrued interest on debt securities held-to-maturity of CHF 10 million as of December 31, 2022, and no related allowance for credit losses. Accrued interest is reported in other assets in the consolidated balance sheet.

2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million as of December 31, 2022. Accrued interest is reported in other assets in the consolidated balance sheet.
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2022	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	44	0	629
Realized gains	0	0	42
Realized losses	(6)	0	0
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
2022 (CHF million)
Due within 1 year	0		0	0.00	18		18	0.60
Due from 1 to 5 years	921		881	3.94	237		210	0.33
Due from 5 to 10 years	0		0	0.00	697		568	0.36
Total debt securities	921	[1]	881	3.94	952	[2]	796	0.35
1 Excluded accrued interest on debt securities held-to-maturity of CHF 10 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 1 million.
Allowance for credit losses on debt securities available-for-sale
As of the end of 2022 and 2021, the Bank had no allowance for credit losses on debt securities available-for-sale.
> Refer to “Note 17 – Investment securities” in VI – Consolidated financial statements – Credit Suisse Group for further information.